Note 11 - Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, options	6,644,542	9,431,737
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under convertible debentures	16,327,598